Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000154799
Shareholder Report [Line Items]
Fund Name	Spectrum Active Advantage Fund
Class Name	Investor Class
Trading Symbol	SAPEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$193	1.75%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 1, 2015)
Spectrum Active Advantage Fund	20.00%	5.10%	5.56%
S&P 500® Index	36.35%	15.98%	13.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jun. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 8,821,849	$ 8,821,849
Holdings Count | Holding	16	16
Advisory Fees Paid, Amount	$ 103,332
InvestmentCompanyPortfolioTurnover	1756.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,821,849
Number of Portfolio Holdings	16
Advisory Fee	$103,332
Portfolio Turnover	1,756%

Holdings [Text Block]

Investment Model Exposure 1.44 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
S&P 500 Index	50.84
Equity Other	40.66
NASDAQ 100 Index	32.15
Cash Management	15.00
Russell 2000 Index	5.10

C000133465
Shareholder Report [Line Items]
Fund Name	Spectrum Low Volatility Fund
Class Name	Investor Class
Trading Symbol	SVARX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$254	2.39%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Low Volatility Fund	12.91%	7.54%	6.97%
Morningstar LSTA US Leveraged Loan 100 TR USD	9.49%	5.36%	4.47%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 234,987,306	$ 234,987,306
Holdings Count | Holding	27	27
Advisory Fees Paid, Amount	$ 4,771,230
InvestmentCompanyPortfolioTurnover	372.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$234,987,306
Number of Portfolio Holdings	27
Advisory Fee	$4,771,230
Portfolio Turnover	372%

Holdings [Text Block]

Investment Model Exposure 2.02 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
High Yield Bond	78.67
Preferred	43.66
Bond Other	39.08
Municipal	19.66
Government	9.92
Mortgage-Backed	9.79
Floating Rate	1.29
HY Credit Default Swaps	0.00

C000226669
Shareholder Report [Line Items]
Fund Name	Spectrum Unconstrained Fund
Trading Symbol	SUNBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$256	2.41%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spectrum Unconstrained Fund	Morningstar LSTA US Leveraged Loan 100 TR USD
Apr-2021	$10,000	$10,000
Sep-2021	$10,470	$10,178
Sep-2022	$9,820	$9,778
Sep-2023	$9,801	$11,124
Sep-2024	$11,039	$12,180

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (April 16, 2021)
Spectrum Unconstrained Fund	12.63%	2.90%
Morningstar LSTA US Leveraged Loan 100 TR USD	9.49%	5.87%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 7,932,441	$ 7,932,441
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount	$ 161,179
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,932,441
Number of Portfolio Holdings	15
Advisory Fee	$161,179
Portfolio Turnover	137%

Holdings [Text Block]

Investment Model Exposure 2.12 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
High Yield Bonds	71.18
Municipal Bonds	58.87
Securitized Credit	31.57
Emerging Market Bonds	24.74
Preferred Stock	15.09
Government Bonds	10.06
Convertible Bonds	0.00
Senior Loans	0.00
Investment Grade Bonds	0.00

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.